SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 12. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
Short-term borrowings due to related parties:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.75% annual interest, due on September 25, 2016	¥1,807,207	¥-	$-
Short-term borrowing from a Founder, 5.75% annual interest, due on October 10, 2016	2,409,610	-	-
Short-term borrowing from a Founder's family member, 5.43% annual interest, due on November 4, 2016	1,805,180	-	-
Short-term borrowing from a Founder's family member, no interest, due on December 16, 2016	1,500,000	-	-
Short-term borrowing from a Founder's family member, no interest, due on December 28, 2016	400,000	-	-
Short-term borrowing from a Founder, 5.22% annual interest, due on March 10, 2017	2,529,795	-	-
Short-term borrowing from a Founder, 5.22% annual interest, due on May 6, 2017	2,490,056	-	-
Short-term borrowing from a Founder, 5.655% annual interest, due on August 24, 2017*	-	62,692	9,251
Short-term borrowing from a Founder, 5.655% annual interest, due on August 31, 2017**	-	1,260,165	185,936
Short-term borrowing from a Founder, 5.655% annual interest, due on August 31, 2017***	-	1,420,223	209,552
Short-term borrowing from a Founder, 5.655% annual interest, due on September 11, 2017****	-	722,262	106,569
Short-term borrowing from a Founder, 5.655% annual interest, due on September 16, 2017*****	-	541,187	79,851
Short-term borrowing from a Founder, 5.655% annual interest, due on September 18, 2017******	-	804,530	118,707
Short-term borrowing from a Founder's family member, no interest, due on December 31, 2017	-	350,000	51,642
Short-term borrowing from a Founder, 5.22% annual interest, due on May 10, 2018*******	-	2,529,428	373,214
Short-term borrowing from a Founder, 5.22% annual interest, due on June 7, 2018********	-	2,477,521	365,555
Total short-term borrowings due to related parties	¥12,941,848	¥10,168,008	$1,500,277

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2016 and 2017.

*	As of August 24, 2017, the short-term borrowing was fully paid back.

**	As of August 31, 2017, the short-term borrowing was fully paid back.

***	As of August 31, 2017, the short-term borrowing was fully paid back.

****	As of September 11, 2017, the short-term borrowing was fully paid back.

*****	As of September 16, 2017, the short-term borrowing was fully paid back.

******	As of September 18, 2017, the short-term borrowing was fully paid back.

*******	As of September 12, 2017, the short-term borrowing was fully paid back.

********	As of September 12, 2017, the short-term borrowing was fully paid back.

Interest expense for short-term borrowings due to related parties was ¥593,884, ¥487,692 and ¥548,878 ($80,986) for the years ended June 30, 2015, 2016 and 2017, respectively.